NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	3 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Country of incorporation	British Columbia, Canada
Date of incorporation	December 28, 2000
Accumulated losses	$ (6,584,682)	$ (6,298,936)
Working capital deficiency	$ (387,672)